Corporation's assets by category (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Corporation's assets by category
Land	$ 8,223	$ 9,003
Premises	22,765	22,717
Furniture and equipment	9,367	9,401
Leasehold improvements	1,095	1,319
Corporation's assets gross	41,450	42,440
Less allowance for depreciation and amortization	(16,582)	(16,023)
Corporation's assets net	$ 24,868	$ 26,417